Share capital (Tables)	9 Months Ended
Jul. 31, 2019
Text block [abstract]
Schedule of Common Shares Issued

Common shares

					For the three months ended				For the nine months ended
$ millions, except number of shares		2019 Jul. 31		2019 Apr. 30		2018 Jul. 31		2019 Jul. 31		2018 Jul. 31
	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount	Number of shares	Amount
Balance at beginning of period	444,650,308	$13,443	443,802,263	$13,350	444,690,997	$13,166	442,826,380	$13,243	439,313,303	$12,548
Issuance pursuant to:
Acquisition of The PrivateBank	–	–	–	–	–	–	–	–	1,689,450	194
Acquisition of Wellington Financial	–	–	–	–	–	–	–	–	378,848	47
Equity-settled share-based compensation plans	50,773	5	172,074	18	159,232	16	350,637	37	797,799	78
Shareholder investment plan (1)	373,534	39	423,837	47	393,267	46	1,321,554	143	2,457,753	289
Employee share purchase plan	339,470	36	280,232	31	283,911	32	919,348	100	810,154	94
	445,414,085	13,523	444,678,406	13,446	445,527,407	13,260	445,417,919	13,523	445,447,307	13,250
Purchase of common shares for cancellation	–	–	–	–	(1,750,000)	(52)	–	–	(1,750,000)	(52)
Treasury shares	22,517	2	(28,098)	(3)	(60,238)	(7)	18,683	2	19,862	3
Balance at end of period (2)	445,436,602	$13,525	444,650,308	$13,443	443,717,169	$13,201	445,436,602	$13,525	443,717,169	$13,201
(1)

Commencing with the dividends paid on April 27, 2018, the shares for the Dividend Reinvestment Option and Stock Dividend Option of the Shareholder Investment Plan (the Plan) were issued from Treasury without discount. Prior to this, these shares were issued at a 2% discount from average market price. The participants in the Share Purchase Option of the Plan continue to receive shares issued from Treasury with no discount.

(2)	Excludes nil restricted shares as at July 31, 2019 (April 30, 2019: 409; July 31, 2018: 68,084).

Schedule of Regulatory Capital and Ratios

Our capital ratios and leverage ratio are presented in the table below:

$ millions, as at		2019 Jul. 31	2018 Oct. 31
Common Equity Tier 1 (CET1) capital		$27,024	$24,641
Tier 1 capital	A	30,169	27,908
Total capital		36,084	32,230

Total risk-weighted assets (RWAs) (1)		236,836	n/a
CET1 capital RWA (1)		n/a	216,144
Tier 1 capital RWA (1)		n/a	216,303
Total capital RWA (1)		n/a	216,462

CET1 ratio		11.4%	11.4%
Tier 1 capital ratio		12.7%	12.9%
Total capital ratio		15.2%	14.9%
Leverage ratio exposure	B	$702,918	$653,946
Leverage ratio	A/B	4.3%	4.3%
(1)

During 2018, before any capital floor requirement, there were three different levels of RWAs for the calculation of CIBC’s CET1, Tier 1 and Total capital ratios as CIBC elected in 2014 to phase-in the credit valuation adjustment (CVA) capital charge as permitted under OSFI’s guideline. Beginning in the first quarter of 2019 the ratios are calculated by reference to the same level of RWAs as the phase-in of the CVA capital charge has been completed.

n/a	Not applicable.